Trade and Other Current Receivables - Summary of Impairment Provision for Trade and Other Receivables - Current and Non-Current Impairments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [Abstract]
Beginning balance	€ 166	€ 155
Charge to income statement	51	42
Reduction/releases	(21)	(35)
Currency translations	(12)	4
Ending balance	€ 184	€ 166